Business Combinations - Additional Information (Details) - EUR (€)				12 Months Ended
	Apr. 01, 2019	Feb. 15, 2019	Feb. 14, 2019	Dec. 31, 2019
Anchor FM Inc.
Disclosure of detailed information about business combination [line items]
Date of acquisition			Feb. 14, 2019
Total purchase consideration			€ 136,000,000
Purchase consideration in cash			125,000,000
Purchase consideration paid as share based payment awards			11,000,000
Goodwill			126,000,000
Acquired intangible assets			9,000,000
Deferred tax liabilities			2,000,000
Cash and cash equivalents			4,000,000
Other liabilities			1,000,000
Acquisition related costs			€ 1,000,000
Goodwill expected to be deductible for tax purposes		€ 0
Estimated useful lives			3 years
Equity instruments granted			€ 20,000,000
Anchor FM Inc. | Top of Range
Disclosure of detailed information about business combination [line items]
Business combination, compensation expenses			€ 9,000,000
Business combination potential contingent consideration period			4 years
Gimlet Media Inc.
Disclosure of detailed information about business combination [line items]
Date of acquisition		Feb. 15, 2019
Total purchase consideration		€ 172,000,000
Purchase consideration in cash		170,000,000
Purchase consideration paid as share based payment awards		2,000,000
Goodwill		148,000,000
Acquired intangible assets		15,000,000
Deferred tax liabilities		5,000,000
Cash and cash equivalents		3,000,000
Content assets		3,000,000
Other tangible net assets		8,000,000
Acquisition related costs		3,000,000
Goodwill expected to be deductible for tax purposes		0
Gimlet Media Inc. | Top of Range
Disclosure of detailed information about business combination [line items]
Business combination, compensation expenses		€ 40,000,000
Business combination potential contingent consideration period		4 years
Gimlet Media Inc. | Top of Range | Intangible Assets and Content Assets
Disclosure of detailed information about business combination [line items]
Estimated useful lives				8 years
Gimlet Media Inc. | Bottom of Range | Intangible Assets and Content Assets
Disclosure of detailed information about business combination [line items]
Estimated useful lives				2 years
Cutler Media, LLC
Disclosure of detailed information about business combination [line items]
Date of acquisition	Apr. 01, 2019
Total purchase consideration	€ 49,000,000
Purchase consideration in cash	36,000,000
Goodwill	46,000,000
Acquired intangible assets	2,000,000
Content assets	1,000,000
Acquisition related costs	1,000,000
Goodwill expected to be deductible for tax purposes		€ 0
Estimated fair value of contingent consideration	€ 13,000,000
Business combination potential contingent consideration period	3 years
Cutler Media, LLC | Top of Range
Disclosure of detailed information about business combination [line items]
Business combination, compensation expenses	€ 10,000,000
Business combination potential contingent consideration period	4 years
Potential contingent consideration	€ 43,000,000
Cutler Media, LLC | Top of Range | Intangible Assets and Content Assets
Disclosure of detailed information about business combination [line items]
Estimated useful lives				6 years
Cutler Media, LLC | Bottom of Range | Intangible Assets and Content Assets
Disclosure of detailed information about business combination [line items]
Estimated useful lives				2 years